Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Schedule of segment information

1.1 Segment revenues

		Europe
(in millions of euros)	France	Spain	Poland	Belgium & Luxembourg	Central European countries	Eliminations Europe	Total	Africa & Middle-East	Enterprise (2)	International Carriers & Shared Services (3)	Eliminations	Total telecom activities	Orange Bank	Eliminations telecom activities / bank	Orange consolidated financial statements

2017
Revenues (1)	18,052	5,371	2,674	1,251	1,749	(19)	11,026	5,030	7,252	1,651	(1,914)	41,097	-	(1)	41,096
Mobile services	6,450	2,769	1,160	1,021	1,376	(15)	6,311	4,207	857	-	-	-	-	-	-
Mobile equipment sales	727	559	283	117	166	1	1,126	79	151	-	-	-	-	-	-
Fixed services	10,315	2,041	1,074	89	150	(3)	3,351	672	-	-	-	-	-	-	-
Other revenues	560	2	157	24	57	(2)	238	72	-	-	-	-	-	-	-
Voice services	-	-	-	-	-	-	-	-	1,452	-	-	-	-	-	-
Data services	-	-	-	-	-	-	-	-	2,700	-	-	-	-	-	-
IT & integration services	-	-	-	-	-	-	-	-	2,092	-	-	-	-	-	-
International Carriers	-	-	-	-	-	-	-	-	-	1,374	-	-	-	-	-
Shared services	-	-	-	-	-	-	-	-	-	277	-	-	-	-	-
External	17,470	5,318	2,638	1,222	1,725	-	10,903	4,779	6,861	1,083	-	41,096	-	-	41,096
Inter-operating segments	582	53	36	29	24	(19)	123	251	391	568	(1,914)	1	-	(1)	-

2016
Revenues (1)	17,945	5,014	2,644	1,242	1,648	(7)	10,541	5,245	7,353	1,812	(1,978)	40,918	-	-	40,918
Mobile services	6,506	2,630	1,222	1,021	1,344	(6)	6,211	4,331	887	-	-	-	-	-	-
Mobile equipment sales	684	508	249	122	122	-	1,001	79	95	-	-	-	-	-	-
Fixed services	10,178	1,872	1,068	73	134	(1)	3,146	754	-	-	-	-	-	-	-
Other revenues	577	4	105	26	48	-	183	81	-	-	-	-	-	-	-
Voice services	-	-	-	-	-	-	-	-	1,515	-	-	-	-	-	-
Data services	-	-	-	-	-	-	-	-	2,789	-	-	-	-	-	-
IT & integration services	-	-	-	-	-	-	-	-	2,067	-	-	-	-	-	-
International Carriers	-	-	-	-	-	-	-	-	-	1,527	-	-	-	-	-
Shared services	-	-	-	-	-	-	-	-	-	285	-	-	-	-	-
External	17,371	4,978	2,611	1,225	1,629	-	10,443	4,971	6,933	1,200	-	40,918	-	-	40,918
Inter-operating segments	574	36	33	17	19	(7)	98	274	420	612	(1,978)	-	-	-	-

2015
Revenues (1)	18,104	4,253	2,831	1,235	1,648	(4)	9,963	4,899	7,379	1,915	(2,024)	40,236			40,236
Mobile services	6,792	2,403	1,314	1,006	1,358	(3)	6,078	3,953	908	-	-	-			-
Mobile equipment sales	641	470	154	128	115	-	867	78	92	-	-	-			-
Fixed services	10,102	1,375	1,215	80	130	(1)	2,799	770	-	-	-	-			-
Other revenues	569	5	148	21	45	-	219	98	-	-	-	-			-
Voice services	-	-	-	-	-	-	-	-	1,547	-	-	-			-
Data services	-	-	-	-	-	-	-	-	2,817	-	-	-			-
IT & integration services	-	-	-	-	-	-	-	-	2,015	-	-	-			-
International Carriers	-	-	-	-	-	-	-	-	-	1,555	-	-			-
Shared services	-	-	-	-	-	-	-	-	-	360	-	-			-
External	17,501	4,215	2,800	1,220	1,626	-	9,861	4,601	6,956	1,317	-	40,236			40,236
Inter-operating segments	603	38	31	15	22	(4)	102	298	423	598	(2,024)	-			-

(1)	Description of product lines presented in Note 4.1.
(2)

Including, in 2017, revenues of 5,235 million euros in France, 34 million euros in Spain, 21 million euros in Poland, 634 million euros in other European countries and 1,328 million euros in other countries.

Including, in 2016, revenues of 5,203 million euros in France, 27 million euros in Spain, 17 million euros in Poland, 596 million euros in other European countries and 1,510 million euros in other countries.

Including, in 2015, revenues of 5,206 million euros in France, 26 million euros in Spain, 16 million euros in Poland, 592 million euros in other European countries and 1,539 million euros in other countries.

(3)	Including revenues of 1,530 million euros in France in 2017.

Including revenues of 1,711 million euros in France in 2016.

Including revenues of 1,812 million euros in France in 2016.

1.2 Segment revenues to segment reported EBITDA

		Europe
(in millions of euros)	France	Spain	Poland	Belgium & Luxembourg	Central European countries	Eliminations Europe	Total	Africa & Middle-East	Enterprise	International Carrier & Shared Services	Elimination telecom activities	Total telecom activities	Orange Bank (2)	Eliminations telecom activities / bank	Total	Presentation adjustments (3)	Orange consolidated financial statements

2017
Revenues	18,052	5,371	2,674	1,251	1,749	(19)	11,026	5,030	7,252	1,651	(1,914)	41,097	-	(1)	41,096	-	41,096
External purchases	(7,110)	(3,282)	(1,509)	(820)	(1,034)	25	(6,620)	(2,444)	(3,735)	(2,771)	4,266	(18,414)	(63)	2	(18,475)	-	(18,475)
Other operating income	1,460	110	71	26	80	(6)	281	79	169	2,366	(3,739)	616	78	(7)	687	14	701
Other operating expenses	(548)	(202)	(59)	(16)	(81)	-	(358)	(209)	(652)	(53)	1,387	(433)	(14)	7	(440)	(290)	(730)
Labor expenses	(3,988)	(255)	(398)	(131)	(159)	-	(943)	(426)	(1,588)	(1,191)	-	(8,136)	(62)	-	(8,198)	(374)	(8,572)
Operating taxes and levies	(965)	(160)	(72)	(8)	(8)	-	(248)	(418)	(139)	(80)	-	(1,850)	(1)	-	(1,851)	5	(1,846)
Gains (losses) on disposal	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(5)	(5)
Restructuring and integration costs	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(167)	(167)
Adjusted EBITDA (1)	6,901	1,582	707	302	547	-	3,138	1,612	1,307	(78)	-	12,880	(62)	1	12,819	(817)
Significant litigations	(115)	-	-	-	-	-	-	-	-	(156)	-	(271)	-	-	(271)	271	-
Specific labour expenses	(307)	-	1	-	-	-	1	-	(15)	(53)	-	(374)	-	-	(374)	374	-
Investments and businesses portfolio review	-	-	-	(1)	-	-	(1)	-	-	(4)	-	(5)	-	-	(5)	5	-
Restructuring and integration costs	(11)	(4)	(49)	10	-	-	(43)	(21)	(33)	(59)	-	(167)	-	-	(167)	167	-
Reported EBITDA (1)	6,468	1,578	659	311	547	-	3,095	1,591	1,259	(350)	-	12,063	(62)	1	12,002	-	12,002

2016
Revenues	17,945	5,014	2,644	1,242	1,648	(7)	10,541	5,245	7,353	1,812	(1,978)	40,918	-	-	40,918	-	40,918
External purchases	(7,003)	(3,156)	(1,475)	(805)	(937)	15	(6,358)	(2,575)	(3,748)	(2,943)	4,362	(18,265)	(16)	-	(18,281)	-	(18,281)
Other operating income	1,501	127	61	33	58	(8)	271	124	173	2,445	(3,802)	712	20	-	732	7	739
Other operating expenses	(517)	(203)	(60)	(6)	(58)	-	(327)	(270)	(688)	(68)	1,418	(452)	(2)	-	(454)	(89)	(543)
Labor expenses	(4,149)	(249)	(375)	(130)	(148)	-	(902)	(460)	(1,608)	(1,207)	-	(8,326)	(14)	-	(8,340)	(526)	(8,866)
Operating taxes and levies	(971)	(184)	(70)	(18)	(9)	-	(281)	(406)	(140)	(95)	-	(1,893)	-	-	(1,893)	85	(1,808)
Gains (losses) on disposal	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	59	59
Restructuring and integration costs	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(499)	(499)
Adjusted EBITDA (1)	6,806	1,349	725	316	554	-	2,944	1,658	1,342	(56)	-	12,694	(12)	-	12,682	(963)
Significant litigations	-	-	-	-	-	-	-	-	-	10	-	10	-	-	10	(10)	-
Specific labour expenses	(435)	-	-	-	-	-	-	-	(17)	(73)	-	(525)	-	-	(525)	525	-
Investments and businesses portfolio review	-	-	-	17	(17)	-	-	16	47	(4)	-	59	-	-	59	(59)	-
Restructuring and integration costs	(166)	(127)	-	(16)	-	-	(143)	(36)	(74)	(80)	-	(499)	-	-	(499)	499	-
Other special items	-	-	-	-	-	-	-	-	-	(8)	-	(8)	-	-	(8)	8	-
Reported EBITDA (1)	6,205	1,222	725	317	537	-	2,801	1,638	1,298	(211)	-	11,731	(12)	-	11,719	-	11,719

2015
Revenues	18,104	4,253	2,831	1,235	1,648	(4)	9,963	4,899	7,379	1,915	(2,024)	40,236			40,236	-	40,236
External purchases	(7,063)	(2,736)	(1,501)	(793)	(925)	12	(5,943)	(2,335)	(4,089)	(3,022)	4,755	(17,697)			(17,697)	-	(17,697)
Other operating income	1,491	107	75	7	44	(8)	225	58	164	2,466	(3,816)	588			588	54	642
Other operating expenses	(591)	(163)	(72)	-	(60)	-	(295)	(179)	(424)	(36)	1,085	(440)			(440)	(629)	(1,069)
Labor expenses	(4,274)	(235)	(419)	(134)	(139)	-	(927)	(418)	(1,614)	(1,253)	-	(8,486)			(8,486)	(572)	(9,058)
Operating taxes and levies	(929)	(158)	(72)	(39)	(14)	-	(283)	(358)	(147)	(66)	-	(1,783)			(1,783)	-	(1,783)
Gains (losses) on disposal	-	-	-	-	-	-	-	-	-	-	-	-			-	178	178
Restructuring and integration costs	-	-	-	-	-	-	-	-	-	-	-	-			-	(172)	(172)
Adjusted EBITDA (1)	6,738	1,068	842	276	554	-	2,740	1,667	1,269	4	-	12,418			12,418	(1,141)
Significant litigations	(23)	-	-	54	-	-	54	-	-	(481)	-	(450)			(450)	450	-
Specific labour expenses	(472)	-	10	-	-	-	10	-	(29)	(81)	-	(572)			(572)	572	-
Investments and businesses portfolio review	1	-	(1)	-	(8)	-	(9)	(123)	22	162	-	53			53	(53)	-
Restructuring and integration costs	(99)	(22)	(31)	(9)	-	-	(62)	(15)	(27)	31	-	(172)			(172)	172	-
Reported EBITDA (1)	6,145	1,046	820	321	546	-	2,733	1,529	1,235	(365)	-	11,277			11,277	-	11,277

(1)	Report to Note 1.7 for EBITDA adjustments.
(2)

Orange Bank's net banking income is recognized in other operating income and amounts to 73 million euros as at December 31, 2017 (21 million euros as of December 31, 2016). The cost of risk is included in other operating expenses and amounts to (6) million euros as at December 31, 2017 ((2) million euros as of December 31, 2016).

(3)

Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement.

1.3 Segment reported EBITDA to segment operating income and segment investments

		Europe
(in millions of euros)	France	Spain	Poland	Belgium & Luxembourg	Central European countries	Eliminations Europe	Total	Africa & Middle-East	Enterprise (1)	International Carriers & Shared Services (2)	Elimination telecom activities	Total telecom activities	Orange Bank	Eliminations telecom activities / bank	Orange consolidated financial statements

2017
Reported EBITDA	6,468	1,578	659	311	547	-	3,095	1,591	1,259	(350)	-	12,063	(62)	1	12,002
Depreciation and amortization	(3,073)	(1,009)	(606)	(230)	(321)	-	(2,166)	(902)	(370)	(331)	-	(6,842)	(4)	-	(6,846)
Effects resulting from business combinations	-	-	-	-	-	-	-	-	-	-	-	-	(27)	-	(27)
Reclassification of cumulative translation
adjustment from liquidated entities	-	-	-	-	-	-	-	-	-	(8)	-	(8)	-	-	(8)
Impairment of goodwill	-	-	-	(19)	-	-	(19)	(1)	-	-	-	(20)	-	-	(20)
Impairment of fixed assets	(3)	-	(1)	-	-	-	(1)	(180)	1	(7)	-	(190)	-	-	(190)
Share of profits (losses) of associates and joint ventures	-	-	-	-	-	-	-	14	-	(8)	-	6	-	-	6
Operating income	3,392	569	52	62	226	-	909	522	890	(704)	-	5,009	(93)	1	4,917

2016
Reported EBITDA	6,205	1,222	725	317	537	-	2,801	1,638	1,298	(211)	-	11,731	(12)	-	11,719
Depreciation and amortization	(2,823)	(946)	(623)	(210)	(335)	-	(2,114)	(1,056)	(376)	(359)	-	(6,728)	-	-	(6,728)
Effects resulting from business combinations	-	-	-	-	-	-	-	-	-	-	-	-	97	-	97
Reclassification of cumulative translation														-
adjustment from liquidated entities	-	-	-	-	-	-	-	-	1	13	-	14	-	-	14
Impairment of goodwill	-	-	(507)	-	-	-	(507)	(265)	-	-	-	(772)	-	-	(772)
Impairment of fixed assets	(1)	-	-	-	-	-	-	(204)	(1)	(1)	-	(207)	-	-	(207)
Share of profits (losses) of associates and joint ventures	-	-	-	6	-	-	6	(45)	-	(7)	-	(46)	-	-	(46)
Operating income	3,381	276	(405)	113	202	-	186	68	922	(565)	-	3,992	85	-	4,077

2015
Reported EBITDA	6,145	1,046	820	321	546	-	2,733	1,529	1,235	(365)	-	11,277			11,277
Depreciation and amortization	(2,705)	(771)	(687)	(201)	(331)	-	(1,990)	(1,034)	(367)	(369)	-	(6,465)			(6,465)
Effects resulting from business combinations	-	-	-	-	-	-	-	-	6	-	-	6			6
Impairment of goodwill	-	-	-	-	-	-	-	-	-	-	-	-			-
Impairment of fixed assets	(12)	-	3	-	(27)	-	(24)	-	-	(2)	-	(38)			(38)
Share of profits (losses) of associates and joint ventures	-	-	-	(1)	-	-	(1)	(32)	(3)	(2)	-	(38)			(38)
Operating income	3,428	275	136	119	188	-	718	463	871	(738)	-	4,742			4,742

2017
Investments in property, plant and equipment and intangible assets
Capex (3)	3,451	1,115	443	188	266	-	2,012	1,021	382	282	-	7,148	61	-	7,209
Telecommunications licenses	11	10	-	-	-	-	10	297	-	-	-	318	-	-	318
Finance leases	1	4	11	-	-	-	15	1	24	2	-	43	-	-	43
Total investments (4)	3,463	1,129	454	188	266	-	2,037	1,319	406	284	-	7,509	61	-	7,570

2016
Investments in property, plant and equipment and intangible assets
Capex (3)	3,421	1,086	455	168	251	-	1,960	962	336	277	-	6,956	15	-	6,971
Telecommunications licenses	-	51	719	-	9	-	779	742	-	-	-	1,521	-	-	1,521
Finance leases	-	4	4	-	-	-	8	4	24	55	-	91	-	-	91
Total investments (5)	3,421	1,141	1,178	168	260	-	2,747	1,708	360	332	-	8,568	15	-	8,583

2015
Investments in property, plant and equipment and intangible assets
Capex (3)	3,097	864	463	193	263	-	1,783	922	325	359	-	6,486			6,486
Telecommunications licenses	954	25	-	76	13	-	114	217	-	-	-	1,285			1,285
Finance leases	-	5	13	-	-	-	18	-	23	2	-	43			43
Total investments (6)	4,051	894	476	269	276	-	1,915	1,139	348	361	-	7,814			7,814

(1)	Including investments in tangible and intangible assets of 285 million euros in France in 2017.

Including investments in tangible and intangible assets of  248 million euros in France in 2016.

Including investments in tangible and intangible assets of 236 million euros in France in 2015.

(2)	Including investments in tangible and intangible assets of 280 million euros in France in 2017.

Including investments in tangible and intangible assets of 329 million euros in France in 2016.

Including investments in tangible and intangible assets of 353 million euros in France in 2015.

(3)

Capex relate to tangible and intangible investments except telecommunication licenses and financial leases and they are used internally to allocate resources. Capex are not a financial aggregate defined by IFRS and may not be comparable to similarly titled indicators used by other companies.

(4)	Including 1,893 million euros for other intangible assets and 5,677 million euros for tangible assets.
(5)	Including 3,007 million euros for other intangible assets and 5,576 million euros for tangible assets.

(6)Including 2,771 million euros for other intangible assets and 5,043 million euros for tangible assets.

1.4 Segment assets

		Europe
(in millions of euros)	France	Spain	Poland	Belgium & Luxem- bourg	Central European countries	Eliminations Europe	Total	Africa & Middle-East	Enterprise (1)	International Carriers & Shared Services (2)	Eliminations telecom activities and unallocated items	Total Telcom activities	Orange Bank	Eliminations telecom activitie / bank	Orange consolidated financial statements

December 31, 2017
Goodwill	14,364	6,818	245	348	2,180	-	9,591	1,629	1,493	18	-	27,095	-	-	27,095
Other intangible assets	4,099	1,742	1,260	304	640	-	3,946	2,160	342	3,720	1	14,268	71	-	14,339
Property, plant and equipment	13,637	3,542	2,551	810	875	-	7,778	3,193	479	1,575	-	26,662	3	-	26,665
Interests in associates and joint ventures	-	1	-	4	-	-	5	70	1	1	-	77	-	-	77
Non-current assets included in the calculation of net financial debt	-	-	-	-	-	-	-	-	-	-	888	888	-	-	888
Other	4	17	13	-	3	-	33	13	22	18	3,412 (3)	3,502	1,496 (4)	(27)	4,971
Total non-current assets	32,104	12,120	4,069	1,466	3,698	-	21,353	7,065	2,337	5,332	4,301	72,492	1,570	(27)	74,035
Inventories	402	79	52	25	72	-	228	78	45	74	-	827	-	-	827
Trade receivables	1,590	686	670	185	289	4	1,834	690	807	881	(618)	5,184	-	(9)	5,175
Prepaid expenses	76	152	16	11	10	-	189	67	187	93	(19)	593	1	-	594
Current assets included in the calculation of net financial debt	-	-	-	-	-	-	-	-	-	-	8,014	8,014	-	-	8,014
Other	828	64	21	4	27	(1)	115	757	165	268	147	2,280	3,941 (5)	(152)	6,069
Total current assets	2,896	981	759	225	398	3	2,366	1,592	1,204	1,316	7,524	16,898	3,942	(161)	20,679
Total assets	35,000	13,101	4,828	1,691	4,096	3	23,719	8,657	3,541	6,648	11,825	89,390	5,512	(188)	94,714

December 31, 2016
Goodwill	14,364	6,818	232	362	2,160	-	9,572	1,709	1,496	15	-	27,156	-	-	27,156
Other intangible assets	4,269	1,861	1,299	320	713	-	4,193	2,103	327	3,694	-	14,586	16	-	14,602
Property, plant and equipment	13,054	3,313	2,420	830	874	-	7,437	3,270	487	1,662	-	25,910	2	-	25,912
Interests in associates and joint ventures	-	1	-	6	-	-	7	111	1	11	-	130	-	-	130
Non-current assets included in the calculation of net financial debt	-	-	-	-	-	-	-	-	-	-	980	980	-	-	980
Other	4	16	13	1	1	-	31	13	21	18	4,427 (3)	4,514	1,552 (4)	(27)	6,039
Total non-current assets	31,691	12,009	3,964	1,519	3,748	-	21,240	7,206	2,332	5,400	5,407	73,276	1,570	(27)	74,819
Inventories	433	73	37	31	64	-	205	84	50	49	(2)	819	-	-	819
Trade receivables	1,515	729	512	176	223	9	1,649	701	784	864	(549)	4,964	-	-	4,964
Prepaid expenses	70	92	18	12	11	-	133	66	189	95	(14)	539	1	-	540
Current assets included in the calculation of net financial debt	-	-	-	-	-	-	-	-	-	-	7,899	7,899	-	-	7,899
Other	766	12	9	1	11	(1)	32	638	150	385	204	2,175	3,452 (5)	-	5,627
Total current assets	2,784	906	576	220	309	8	2,019	1,489	1,173	1,393	7,538	16,396	3,453	-	19,849
Total assets	34,475	12,915	4,540	1,739	4,057	8	23,259	8,695	3,505	6,793	12,945	89,672	5,023	(27)	94,668

December 31, 2015
Goodwill	14,364	6,818	769	362	2,159	-	10,108	1,117	1,467	15	-	27,071			27,071
Other intangible assets	4,378	2,222	707	347	743	-	4,019	1,936	322	3,672	-	14,327			14,327
Property, plant and equipment	12,294	2,768	2,583	840	897	-	7,088	3,504	505	1,732	-	25,123			25,123
Interests in associates and joint ventures	1	1	-	-	-	-	1	155	1	4	-	162			162
Non-current assets included in the calculation of net financial debt	-	-	-	-	-	-	-	-	-	-	1,392	1,392			1,392
Other	5	15	12	1	2	-	30	13	22	18	3,167	3,255			3,255
Total non-current assets	31,042	11,824	4,071	1,550	3,801	-	21,246	6,725	2,317	5,441	4,559	71,330			71,330
Inventories	370	67	57	21	63	-	208	71	59	55	-	763			763
Trade receivables	1,614	903	422	194	177	4	1,700	728	703	759	(628)	4,876			4,876
Prepaid expenses	67	43	20	17	12	-	92	71	179	94	(8)	495			495
Current assets included in the calculation of net financial debt	-	-	-	-	-	-	-	-	-	-	6,086	6,086			6,086
Other	824	30	27	2	13	-	72	360	140	504	192	2,092			2,092
Total current assets	2,875	1,043	526	234	265	4	2,072	1,230	1,081	1,412	5,642	14,312			14,312
Assets held for sale	-	-	-	-	-	-	-	-	-	5,788	-	5,788			5,788
Total assets	33,917	12,867	4,597	1,784	4,066	4	23,318	7,955	3,398	12,641	10,201	91,430			91,430

(1)	Including in 2017 tangible and intangible assets of 565 million euros in France, 541 million euros in 2016, and 577 million euros in 2015.
(2)

Including in 2017 tangible and intangible assets of 2,144 million euros in France, 2,203 million euros in 2016, and 2,251 million euros in 2015. Intangible assets also include the Orange brand for 3,133 million euros.

(3)	Including in 2017, 814 million euros of BT shares, and 1,709 million euros in 2016. (See Note 11.7)
(4)	Including in 2017, 1,464 million euros of non-current financial asset, and 1,523 million euros in 2016. (See Note 15.1.2)
(5)	Including in 2017, 3,096 million euros of loans and receivables of Orange Bank, and 3,091 million euros in 2016. (See Note 15.1.1)

1.5 Segment equity and liabilities

		Europe
(in millions of euros)	France	Spain	Poland	Belgium & Luxembourg	Central European countries	Eliminations Europe	Total	Africa & Middle-East	Enterprise	International Carriers & Shared Services	Eliminations telecom activities and unallocated items	Total Telcom activities	Orange Bank	Eliminations telecom activities / bank	Orange consolidated financial statements

December 31, 2017
Equity	-	-	-	-	-	-	-	-	-	-	32,715	32,715	227	-	32,942
Non-current fixed assets payables	75	-	132	-	195	-	327	208	-	-	-	610	-	-	610
Non-current employee benefits	1,601	5	30	-	3	-	38	77	259	693	-	2,668	6	-	2,674
Non-current liabilities included in the calculation of net financial debt	-	-	-	-	-	-	-	-	-	-	27,221	27,221	-	-	27,221
Other	663	134	135	69	59	-	397	50	31	218	792	2,151	107 (1)	(27)	2,231
Total non-current liabilities	2,339	139	297	69	257	-	762	335	290	911	28,013	32,650	113	(27)	32,736
Current fixed assets payables	1,438	532	209	56	127	-	924	530	52	102	(1)	3,045	1	-	3,046
Trade payables	2,487	985	371	213	254	4	1,827	1,072	694	977	(618)	6,439	92	(9)	6,522
Current employee benefits	1,451	38	57	30	22	-	147	69	348	426	-	2,441	7	-	2,448
Deferred income	1,142	78	134	62	71	-	345	217	271	125	(19)	2,081	-	-	2,081
Current liabilities included in the calculation of net financial debt	-	-	-	-	-	-	-	-	-	-	6,216	6,216	-	-	6,216
Other	681	126	319	109	39	(1)	592	905	252	938	435	3,803	5,072 (2)	(152)	8,723
Total current liabilities	7,199	1,759	1,090	470	513	3	3,835	2,793	1,617	2,568	6,013	24,025	5,172	(161)	29,036
Total equity and liabilities	9,538	1,898	1,387	539	770	3	4,597	3,128	1,907	3,479	66,741	89,390	5,512	(188)	94,714

December 31, 2016
Equity	-	-	-	-	-	-	-	-	-	-	32,889	32,889	285	-	33,174
Non-current fixed assets payables	322	-	155	-	208	-	363	221	-	-	1	907	-	-	907
Non-current employee benefits	1,895	-	31	1	2	-	34	70	312	713	(1)	3,023	6	-	3,029
Non-current liabilities included in the calculation of net financial debt	-	-	-	-	-	-	-	-	-	-	29,420	29,420	-	-	29,420
Other	695	151	66	69	59	-	345	56	33	177	853	2,159	102 (1)	(27)	2,234
Total non-current liabilities	2,912	151	252	70	269	-	742	347	345	890	30,273	35,509	108	(27)	35,590
Current fixed assets payables	1,293	539	226	69	98	-	932	418	46	104	1	2,794	6	-	2,800
Trade payables	2,355	886	327	168	223	9	1,613	1,073	665	1,008	(549)	6,165	46	-	6,211
Current employee benefits	1,369	36	44	32	22	-	134	68	348	342	-	2,261	5	-	2,266
Deferred income	1,171	76	127	59	71	-	333	235	293	116	(14)	2,134	-	-	2,134
Current liabilities included in the calculation of net financial debt	-	-	-	-	-	-	-	-	-	-	4,666	4,666	-	-	4,666
Other	663	103	221	138	23	(1)	484	828	234	792	253	3,254	4,573 (2)	-	7,827
Total current liabilities	6,851	1,640	945	466	437	8	3,496	2,622	1,586	2,362	4,357	21,274	4,630	-	25,904
Total equity and liabilities	9,763	1,791	1,197	536	706	8	4,238	2,969	1,931	3,252	67,519	89,672	5,023	(27)	94,668

December 31, 2015
Equity	-	-	-	-	-	-	-	-	-	-	33,267	33,267			33,267
Non-current fixed assets payables	584	-	180	-	205	-	385	35	-	-	-	1,004			1,004
Non-current employee benefits	2,017	-	55	-	3	-	58	60	290	717	-	3,142			3,142
Non-current liabilities included in the calculation of net financial debt	-	-	-	-	-	-	-	-	-	-	29,780	29,780			29,780
Other	750	168	84	73	60	-	385	148	34	183	1,111	2,611			2,611
Total non-current liabilities	3,351	168	319	73	268	-	828	243	324	900	30,891	36,537			36,537
Current fixed assets payables	1,252	470	233	129	111	-	943	399	40	95	(1)	2,728			2,728
Trade payables	2,491	847	271	170	215	4	1,507	1,086	638	1,133	(628)	6,227			6,227
Current employee benefits	1,292	47	48	36	21	-	152	69	347	354	-	2,214			2,214
Deferred income	1,220	89	127	70	67	-	353	208	270	94	(9)	2,136			2,136
Current liabilities included in the calculation of net financial debt	-	-	-	-	-	-	-	-	-	-	4,667	4,667			4,667
Other	748	65	232	126	16	-	439	515	201	1,350	401	3,654			3,654
Total current liabilities	7,003	1,518	911	531	430	4	3,394	2,277	1,496	3,026	4,430	21,626			21,626
Total equity and liabilities	10,354	1,686	1,230	604	698	4	4,222	2,520	1,820	3,926	68,588	91,430			91,430

(1)	Including in 2017, 100 million euros of non-current financials liabilities, and 95 million euros in 2016.
(2)	Including in 2017, 4,660 million euros of liabilities related to operations of Orange Bank, and 281 million euros of current financial liabilities. (See Note 15.1)

Including in 2016, 4,364 million euros of liabilities related to operations of Orange Bank, and 143 million euros of current financial liabilities.

1.6 Simplified statement of cash flows on telecommunication and Orange Bank activities

	2017
				Eliminations	Orange
				telecom	consoli-
	Telecom			activities /	dated financial
(in millions of euros)	activities	Orange Bank		Orange Bank	statement
Operating activities
Consolidated net income	2,237	(94)		—	2,143
Non-monetary items and reclassified items for presentation	11,517	25		—	11,542
Changes in working capital
Decrease (increase) in inventories, gross	(14)	—		—	(14)
Decrease (increase) in trade receivables, gross	(271)	—		9	(262)
Increase (decrease) in trade payables	372	46		(9)	409
Changes in other assets and liabilities	(151)	283		—	132
Other net cash out
Operating taxes and levies paid	(1,931)	(3)		—	(1,934)
Dividends received	55	—		—	55
Interest paid and interest rates effects on derivatives, net	(1,328)	14		—	(1,314)
Income tax paid	(584)	1		—	(583)
Net cash provided by operating activities (a)	9,902	272		—	10,174

Investing activities
Purchases (sales) of property, plant and equipment and intangible assets	(7,311)	(67)		—	(7,378)
Cash paid for investment securities, net of cash acquired	(34)	—		—	(34)
Investments in associates and joint ventures	—	—		—	—
Others purchases of assets available for sale	(43)	—		—	(43)
Purchases of equity securities measured at fair value	(7)	—		—	(7)
Proceeds from sales of investment securities, net of cash transferred	515	—		—	515
Decrease (increase) in securities and other financial assets	(1,082)	(63)		151	(994)
Net cash used in investing activities (b)	(7,962)	(130)		151	(7,941)

Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	2,450	—		—	2,450
Medium and long-term debt redemptions and repayments	(2,728)	—		—	(2,728)
Increase (decrease) of bank overdrafts and short-term borrowings	964	136		(151)	949
Decrease (increase) of cash collateral deposits	(1,138)	11		—	(1,127)
Exchange rates effects on derivatives, net	(66)	—		—	(66)
Other cash flows
Coupon on subordinated notes	(282)	—		—	(282)
Proceeds (purchases) from treasury shares	(4)	—		—	(4)
Capital increase (decrease) - owners of the parent company	—	—		—	—
Capital increase (decrease) - non-controlling interests	(66)	100	(1)	—	34
Changes in ownership interests with no gain / loss of control	1	—		—	1
Dividends paid to owners of the parent company	(1,729)	—		—	(1,729)
Dividends paid to non-controlling interests	(236)	—		—	(236)
Net cash used in financing activities (c)	(2,834)	247		(151)	(2,738)

Cash and cash equivalents in the opening balance	6,267	88		—	6,355
Cash change in cash and cash equivalents (a) + (b) + (c)	(894)	389		—	(505)
Exchange rates changes on cash and cash equivalents and other non-monetary effects	(40)	—		—	(40)
Cash and cash equivalents in the closing balance	5,333	477		—	5,810
(1) Of which 65 million euros invested by Orange.

	2016
				Eliminations	Orange
				telecom	consolidated
	Telecom			activities/	financial
(in millions of euros)	activities	Orange Bank		Orange Bank	statements
Operating activities
Consolidated net income	3,177	86		—	3,263
Non-monetary items and reclassified items for presentation	10,123	(104)		—	10,019
Changes in working capital
Decrease (increase) in inventories, gross	(62)	—		—	(62)
Decrease (increase) in trade receivables, gross	113	—		—	113
Increase (decrease) in trade payables	83	2		—	85
Changes in other assets and liabilities	(562)	(205)		—	(767)
Other net cash out
Operating taxes and levies paid	(1,896)	(1)		—	(1,897)
Dividends received	236	—		—	236
Interest paid and interest rates effects on derivatives, net	(1,345)	11		—	(1,334)
Income tax paid	(906)	—		—	(906)
Net cash provided by operating activities (a)	8,961	(211)		—	8,750
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets	(8,306)	(9)		—	(8,315)
Cash paid for investment securities, net of cash acquired	(1,244)	55	(1)	—	(1,189)
Investments in associates and joint ventures	(17)	—		—	(17)
Others purchases of assets available for sale	(12)	—		—	(12)
Purchases of equity securities measured at fair value	(1)	—		—	(1)
Proceeds from sales of investment securities, net of cash transferred	4,588	—		—	4,588
Decrease (increase) in securities and other financial assets	(65)	105		27	67
Net cash used in investing activities (b)	(5,057)	151		27	(4,879)
Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	3,411	27		(27)	3,411
Medium and long-term debt redemptions and repayments	(2,667)	(27)		—	(2,694)
Increase (decrease) of bank overdrafts and short-term borrowings	90	44		—	134
Decrease (increase) of cash collateral deposits	(888)	4		—	(884)
Exchange rates effects on derivatives, net	201	—		—	201
Other cash flows
Coupon on subordinated notes	(291)	—		—	(291)
Proceeds (purchases) from treasury shares	2	—		—	2
Capital increase (decrease) – owners of the parent company	113	—		—	113
Capital increase (decrease) - non-controlling interests	(104)	100	(2)	—	(4)
Changes in ownership interests with no gain / loss of control	(16)	—		—	(16)
Dividends paid to owners of the parent company	(1,596)	—		—	(1,596)
Dividends paid to non-controlling interests	(259)	—		—	(259)
Net cash used in financing activities (c)	(2,004)	148		(27)	(1,883)
Cash and cash equivalents in the opening balance	4,469	—		—	4,469
Cash change in cash and cash equivalents (a) + (b) + (c)	1,900	88		—	1,988
Exchange rates changes on cash and cash equivalents and other non-monetary effects	(102)	—		—	(102)
Cash and cash equivalents in the closing balance	6,267	88		—	6,355

(1)	Corresponded to Orange Bank cash acquired.
(2)	Of which 65 million euros invested by Orange.